Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Loans' outstanding amounts

Navios Holdings loans	December 31, 2013	December 31, 2012
Loan Facility HSH Nordbank and Commerzbank A.G.	$ —	$ 41,659
Revolver Facility HSH Nordbank and Commerzbank A.G.	—	4,428
Commerzbank A.G.	66,086	71,706
Loan Facility Credit Agricole Bank ($130,000)	—	30,308
Loan Facility Credit Agricole ($75,000)	—	32,000
Loan Facility Credit Agricole ($40,000)	26,112	32,700
Loan Facility Credit Agricole ($23,000)	18,841	20,203
Loan Facility Credit Agricole ($23,000)	19,350	20,750
Loan DNB NOR Bank ($40,000)	—	30,394
Loan Facility DVB Bank SE ($42,000)	36,801	39,325
Loan Facility Credit Agricole ($22,500)	11,250	—
Loan Facility DVB ($40,000)	39,125	—
8.125% Senior notes due 2019	350,000	350,000
2022 Notes	650,000	—
2017 Notes	—	488,000
Total Navios Holdings loans	$ 1,217,565	$ 1,161,473

Navios Logistics loans	December 31, 2013	December 31, 2012
Senior notes	$ 290,000	$ 200,000
Other long-term loans	528	598
Total Navios Logistics loans	$ 290,528	$ 200,598

Total loans	December 31, 2013	December 31, 2012
Total borrowings	$ 1,508,093	$ 1,362,071
Plus: unamortized premium	3,156	—
Less: unamortized discount	—	(3,859)
Less: current portion	(19,261)	(33,095)
Total long-term borrowings	$ 1,491,988	$ 1,325,117

Principal payments
Year	Amount in thousands of USD
2014	$ 19,261
2015	19,386
2016	19,761
2017	19,761
2018	45,386
2019 and thereafter	1,384,538
Total	$ 1,508,093